united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 09/30/15

ITEM 1. REPORTS TO SHAREHOLDERS.

Semi-Annual Report

AlphaCentric Asset Rotation Fund

AlphaCentric Smart Money Fund

AlphaCentric Bond Rotation Fund

AlphaCentric Income Opportunities Fund

September 30, 2015

AlphaCentric Funds

36 New York Avenue, Floor 2

Huntington NY, 11743

1-844-223-8637

AlphaCentric Asset Rotation Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2015

The Fund’s performance figures* for the period ended September 30, 2015, compared to its benchmarks:

			Since Inception **** -
	Six Months	One Year	September 30, 2015
Class A without load	(3.85)%	(1.38)%	(1.94)%
Class A with 5.75% load	(9.40)%	(7.01)%	(6.79)%
Class C	(4.34)%	(1.86)%	(2.35)%
Class I	(3.66)%	(1.11)%	(1.71)%
S&P 500 Total Return Index **	(6.18)%	(0.61)%	1.64%
MSCI The World Index Growth Gross (USD) ***	(6.94)%	(0.43)%	(0.23)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31,2016, to ensure that the net annual fund operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, expenses of other investment companies in which the Fund may invest, sales charges, 12b-1 fees, dividend expensese on securities sold short, or extraordinary expenses such as litigation) will not exceed 1.24% for the AlphaCentric Asset Rotation Fund Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund’s total annual operating expenses would have been 2.21%, 2.96%, and 1.96% for the AlphaCentric Asset Rotation Fund’s Class A, Class C, and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

***	The MSCI The World Growth Index Growth Gross (USD) captures large and mid cap securities exhibiting overall growth style characteristics across 23 developed markets countries.

****	The AlphaCentric Asset Rotation Fund commenced operations on July 31, 2014.

Top Holdings by Major Index Classification	% of Net Assets
Exchange Traded Fund - Debt Fund	97.8%
Other / Cash & Cash Equivalents	2.2%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Fund’s holdings.

AlphaCentric Smart Money Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2015

The Fund’s performance figures* for the period ended September 30, 2015, compared to its benchmarks:

			Since Inception **** -
	Six Months	One Year	September 30, 2015
Class A without load	(19.81)%	(20.98)%	(20.38)%
Class A with 5.75% load	(24.41)%	(25.51)%	(24.31)%
Class C	(20.29)%	(21.44)%	(20.77)%
Class I	(19.50)%	(20.64)%	(20.08)%
S&P 500 Total Return Index **	(6.18)%	(0.61)%	1.64%
Russell 2000 Total Return ***	(11.55)%	1.25%	(0.14)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2016, to ensure that the net annual fund operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, sales charges, dividend expenses on securities sold short, expenses of other investment companies in which the Fund may invest, 12b-1 fees, or extraordinary expenses such as litigation) will not exceed 1.24% for the AlphaCentric Smart Money Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund’s total annual operating expenses would have been 7.90%, 8.65%, and 7.65% for the AlphaCentric Smart Money Fund’s Class A, Class C, and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

***	The Russell 2000 Index measures the performance of approximately 2,000 small-cap companies of the biggest U.S. stocks.

****	The AlphaCentric Smart Money Fund commenced operations on July 31, 2014.

Top 10 Holdings by Industry	% of Net Assets
Retail	24.0%
Pharmaceuticals	9.7%
Real Estate Investment Trusts	9.2%
Computers	8.6%
Food	8.2%
Packaging&Containers	5.5%
Biotechnology	5.2%
Airlines	4.7%
Miscellaneous Manufacturer	4.6%
Software	3.6%
Other Assets Less Liabilities	16.7%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Fund’s holdings.

AlphaCentric Bond Rotation Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2015

The Fund’s performance figures* for the period ended September 30, 2015, compared to its benchmark:

Since Inception *** -
September 30, 2015
Class A without load	(2.99)%
Class A with 4.75% load	(7.61)%
Class C	(3.14)%
Class I	(2.84)%
Barclays Captial U.S. Aggregate Bond Index **	0.29%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2016, to ensure that the net annual fund operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, sales charges, dividend expenses on securities sold short, expenses of other investment companies in which the Fund may invest, 12b-1 fees, or extraordinary expenses such as litigation) will not exceed 1.24% for the AlphaCentric Bond Rotation Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund’s total annual operating expenses would have been 2.00%, 2.75%, and 1.75% for the AlphaCentric Bond Rotation Fund’s Class A, Class C, and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The Barclays Capital U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

***	The AlphaCentric Bond Rotation Fund commenced operations on May 28, 2015.

Top Holdings by Major Index Classification	% of Net Assets
Exchange Traded Funds - Debt Funds	98.7%
Other / Cash & Cash Equivalents	1.3%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Fund’s holdings.

AlphaCentric Income Opportunities Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2015

The Fund’s performance figures* for the period ended September 30, 2015, compared to its benchmark:

Since Inception *** -
September 30, 2015
Class A without load	8.29%
Class A with 4.75% load	3.14%
Class C	8.14%
Class I	8.45%
Barclays Captial U.S. Aggregate Bond Index **	0.29%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2016, to ensure that the net annual fund operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, sales charges, dividend expenses on securities sold short, expenses of other investment companies in which the Fund may invest, 12b-1 fees, or extraordinary expenses such as litigation) will not exceed 1.49% for the AlphaCentric Income Opportunities Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund’s total annual operating expenses would have been 2.15%, 2.90%, and 1.90% for the AlphaCentric Income Opportunities Fund’s Class A, Class C, and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The Barclays Capital U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

***	The AlphaCentric Income Opportunities Fund commenced operations on May 28, 2015.

Top Holdings by Major Index Classification	% of Net Assets
Asset Backed Securities	58.5%
Commercial Mortgage Backed Securities	27.9%
Private Placement	8.6%
Other / Cash & Cash Equivalents	5.0%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Fund’s holdings.

AlphaCentric Asset Rotation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	EXCHANGE TRADED FUND - 97.8%
	DEBT FUND - 97.8%
388,900	iShares 20+ Year Treasury Bond ETF (Cost $47,461,356)	$48,044,706

	SHORT-TERM INVESTMENT - 2.2%
1,103,421	Fidelity Institutional Money Market Funds - Money Market Portfolio to yield 0.15% * (Cost $1,103,421)	1,103,421

	TOTAL INVESTMENTS - 100.0% (Cost $48,564,777) (a)	$49,148,127
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(21,591)
	NET ASSETS - 100%	$49,126,536

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $48,991,321 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	583,350
Unrealized Depreciation:	(426,544)
Net Unrealized Appreciation:	156,806

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.

See accompanying notes to financial statements.

AlphaCentric Smart Money Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	COMMON STOCKS - 98.9%
	AIRLINES - 4.7%
400	Delta Air Lines, Inc.	$17,948

	BIOTECHNOLOGY - 5.2%
175	Gilead Sciences, Inc.	17,183
350	OvaScience, Inc. *	2,972
		20,155
	CHEMICALS - 1.4%
125	Dow Chemical Co.	5,300

	COMPUTERS- 8.6%
300	Apple, Inc.	33,090

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
45	Acuity Brands, Inc.	7,901

	ENERGY - ALTERNATE SOURCES - 1.1%
575	SunEdison, Inc.*	4,128

	ENGINEERING & CONSTRUCTION - 2.7%
100	SBA Communications Corp. *	10,474

	FOOD - 8.2%
750	Mondelez International, Inc.	31,403

	INSURANCE - 1.8%
175	Voya Financial, Inc.	6,785

	LEISURE TIME - 2.0%
350	Liberty TripAdvisor Holdings, Inc. *	7,760

	MEDIA - 1.2%
250	Time, Inc.	4,762

	MISCELLANEOUS MANUFACTURER - 4.5
360	AZZ, Inc.	17,528

	PACKAGING & CONTAINERS - 5.5%
450	Sealed Air Corp.	21,096

	PHARMACEUTICALS - 9.7%
100	Endo International PLC *	6,928
772	OPKO Health, Inc. *	6,493
135	Valeant Pharmaceuticals International, Inc. *	24,081
		37,502

See accompanying notes to financial statements.

AlphaCentric Smart Money Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Shares		Value
	REAL ESTATE INVESTMENT TRUSTS - 9.2%
475	Brixmor Property Group, Inc.	$11,153
115	Public Storage	24,337
		35,490
	RETAIL - 24.0%
250	Darden Restaurants, Inc.	17,135
85	O’Reilly Automotive, Inc. *	21,250
200	Tractor Supply Co.	16,864
125	Ulta Salon Cosmetics & Fragrance, Inc. *	20,419
200	Walgreens Boots Alliance, Inc.	16,620
		92,288
	SAVINGS & LOANS - 2.2%
675	Investors Bancorp, Inc.	8,329

	SOFTWARE - 3.6%
550	Ebix, Inc.	13,728

	TRANSPORTATION - 1.3%
1,100	Radiant Logistics, Inc. *	4,906

	TOTAL COMMON STOCKS (Cost $418,353)	380,573

	SHORT-TERM INVESTMENT- 1.3%
	MONEY MARKET FUND - 1.3%
5,148	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.15% ** (Cost $5,148)	5,148

	TOTAL INVESTMENTS - 100.2% (Cost $423,501) (a)	$385,721
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(786)
	NET ASSETS - 100.0%	$384,935

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $426,533 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$10,976
Unrealized Depreciation:	(51,788)
Net Unrealized Depreciation:	$(40,812)

*	Non-Income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.

See accompanying notes to financial statements.

AlphaCentric Bond Rotation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 98.7%
	DEBT FUNDS - 98.7%
41,000	iShares 20+ Year Treasury Bond ETF	$5,065,140
45,700	iShares National AMT-Free Muni Bond ETF	5,006,435
	TOTAL EXCHANGE TRADED FUNDS (Cost $9,989,967)	10,071,575

	SHORT-TERM INVESTMENT - 1.4%
140,978	Fidelity Institutional Money Market Funds - Money Market Portfolio to yield 0.15% * (Cost $140,978)	140,978

	TOTAL INVESTMENTS - 100.1% (Cost $10,130,945) (a)	$10,212,553
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(11,818)
	NET ASSETS - 100%	$10,200,735

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,130,945 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	81,608
Unrealized Depreciation:	—
Net Unrealized Appreciation:	81,608

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Principal ($)		Value
	ASSET BACKED SECURITIES - 58.5%
105,089	AFC Home Equity Loan Trust, 0.894% due 12/22/2027	$98,373
1,157,407	Ameriquest Mortgage Securities, Inc. 2004-1A1, 2.444% due 9/25/2034	603,153
275,035	Amresco Residential Securities Corp. Mort Loan Trust 1999-1, 2.044% due 11/25/2029	221,254
543,641	AMRESCO Residential Securities Corp Mortgage Loan Trust 1998-2, 0.689% due 6/25/2028	508,112
315,873	Asset-Backed Pass Through Certificates 2002-3, 3.419% due 8/25/2032	153,189
77,463	Bear Stearns Asset Backed Securities I Trust 2004-HE10, 2.744% due 12/25/2034	67,884
107,710	Chase Funding Trust Series 2004-2, 0.694% due 2/26/2035	95,260
2,000,000	EMC Mortgage Loan Trust, 2.444% due 1/25/204, 144A	1,219,558
1,027,494	Finance America Mortgage Loan Trust 2004-3, 1.844% due 11/25/2034	520,226
534,387	First Franklin Mortgage Loan Trust Series 2004-FFC, 3.944% due 6/25/2035, 144A	531,916
1,253,995	Home Equity Asset Trust 2003-4, 4.694% due 10/25/2033	615,009
103,311	Home Equity Asset Trust 2004-7, 1.744% due 1/25/2035	91,919
317,644	Home Equity Loan Trust 2003-HS1, 0.484% due 12/25/2032	297,829
47,198	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-A, 6.537% due 11/25/2030	46,023
152,844	Irwin Home Equity Loan Trust 2002-1, 3.569% due 2/25/2029	149,418
620,486	New Century Home Equity Loan Trust 2003-5, 5.165% due 11/25/2033	597,934
158,440	New Century Home Equity Loan Trust 2004-2, 0.934% due 8/25/2034	145,153
549,353	NovaStar Mortgage Funding Trust Series 2003-2, 1.319% due 9/25/2033	515,873
1,200,000	NovaStar Mortgage Funding Trust Series 2005-2, 0.804% due 10/25/2035	715,013
99,353	Option One Mortgage Accep Corp Ast Back Certs Ser 2003-3, 2.594% due 6/25/2033	94,805
667,371	Popular ABS Mortgage Pass-Through Trust 2004-5, 0.574% due 12/25/2034	582,822
1,890,274	Quest Trust, 3.419% due 6/25/2034, 144A	1,394,135
283,134	RAMP Series 2002-RS3 Trust, 1.169% due 6/25/2032	246,526
125,000	RAMP Series 2004-RS12 Trust 2.824% due 12/25/2034	57,736
226,341	RAMP Series 2004-RS6 Trust, 5.776% due 6/25/2034	199,180
250,000	RAMP Series 2005-EFC3 Trust 1.314% due 8/25/2035	149,605
367,738	RASC Series 2002-KS2 Trust, 6.656% due 4/25/2032	262,292
474,542	RASC Series 2003-KS10 Trust 5.570% due 12/25/2033	424,946
95,306	RASC Series 2003-KS11 Trust, 1.079% due 1/25/2034	84,959
383,044	RASC Series 2003-KS5 Trust 0.774% due 7/25/2033	337,778
1,457,174	RASC Series 2004-KS3 Trust 1.769% due 4/25/2034	1,066,988
675,532	RASC Series 2004-KS6 Trust 1.964% due 7/25/2034	388,804
458,862	Saxon Asset Securities Trust 2003-3, 3.119% due 12/25/2033	404,543
	TOTAL ASSET BACKED SECURITIES (Cost $12,863,516)	12,888,215

	COMMERCIAL MORTGAGE BACKED SECURITIES - 27.9%
88,381	Adjustable Rate Mortgage Trust 2005-3, 0.514% due 7/25/2035	85,573
41,383	Adjustable Rate Mortgage Trust 2005-10, 0.694% due 1/25/2036	35,834
1,391,765	Banc of America Funding 2004-C Trust, 1.116% due 12/20/2034	1,303,701
141,314	Bear Stearns ALT-A Trust 2004-3, 1.049% due 4/25/2034	133,985
599,703	Bear Stearns ARM Trust 2002-12, 2.607% due 1/25/2033	557,258
74,460	Bear Stearns ARM Trust 2003-8, 2.526% due 1/25/2034	67,713
52,525	Bear Stearns ARM Trust 2004-7, 2.961% due 10/25/2034	47,971
20,074	CHL Mortgage Pass-Through Trust 2003-HYB2, 2.525% due 7/19/2033	19,437
393,993	Citigroup Mortgage Loan Trust 2007-10 5.484% due 9/25/2037	337,357
56,146	GSR Mortgage Loan Trust 2005-7F, 0.694% due 9/25/2035	51,878
286,558	Impac CMB Trust Series 2005-8, 1.694% due 2/25/2036	271,037
143,877	IndyMac INDX Mortgage Loan Trust 2004-AR6, 2.706% due 10/25/2034	129,668
31,748	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1, 2.468% due 12/25/2032	31,502
28,014	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2, 2.034% due 2/25/2033	26,986
179,900	Morgan Stanley Mortgage Loan Trust 2004-4, 6.387% due 9/25/2034	187,883

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015

Principal ($)		Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (Continued) - 27.9%
406,757	Morgan Stanley Mortgage Loan Trust 2004-7AR, 2.463% due 9/25/2034	$372,032
41,494	New York Mortgage Trust 2005-2, 0.524% due 8/25/2035	38,329
23,358	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1, 7.000% due 4/25/2033	24,209
43,620	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1, 5.500% due 5/25/2033	44,878
19,944	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1, 6.000% due 5/25/2033	20,570
273,329	Sequoia Mortgage Trust 2003-3 0.876% due 7/20/2033	256,840
444,628	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust, 2.520% due 9/25/2033	427,098
286,941	Wells Fargo Mortgage Backed Securities 2005-4 Trust, 0.794% due 4/25/2035	279,363
51,901	Wells Fargo Mortgage Backed Securities 2005-AR9 Trust, 2.690% due 6/25/2034	51,006
707,944	Wells Fargo Mortgage Backed Securities 2005-AR12 Trust, 2.670% due 6/25/2035	586,755
834,916	Wells Fargo Mortgage Backed Securities 2005-BB Trust, 2.623% due 1/25/2035	753,436
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $6,066,657)	6,142,299

	PRIVATE PLACEMENT - 8.6%
1,900,000	AMUR Finance Company, Inc. 18.000% due 7/31/2018 ** (Cost $1,900,000)	1,900,148

	SHORT-TERM INVESTMENT - 3.9%
	MONEY MARKET FUND - 3.9%
858,515	Federated US Treasury Cash Reserves, 0.00%* (Cost $858,515)	858,515

	TOTAL INVESTMENTS - 98.9% (Cost $21,688,688) (a)	$21,789,177
	OTHER ASSETS LESS LIABILITIES - 1.1%	245,919
	NET ASSETS - 100.0%	$22,035,096

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $21,688,688 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$178,653
Unrealized Depreciation:	(78,164)
Net Unrealized Appreciation:	$100,489

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.

**	Illiquid security. Total illiquid securities represents 8.62% of net assets as of September 30, 2015.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At September 30, 2015 144A securities amounted to $3,145,609 or 14.28% of net assets.

See accompanying notes to financial statements.

AlphaCentric Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

				AlphaCentric
	AlphaCentric	AlphaCentric	AlphaCentric	Income
	Asset Rotation	Smart Money	Bond Rotation	Opportunities
	Fund	Fund	Fund	Fund
ASSETS
Investment securities:
At cost	$48,564,777	$423,501	$10,130,945	$21,688,688
At value	$49,148,127	$385,721	$10,212,553	$21,789,177
Receivable for securities sold	—	—	—	175
Receivable for Fund shares sold	13,295	—	—	231,440
Dividends and interest receivable	—	180	—	36,186
Due from Manager	—	4,296	—	—
Prepaid expenses and other assets	29,286	10,591	5,084	4,218
TOTAL ASSETS	49,190,708	400,788	10,217,637	22,061,196

LIABILITIES
Payable for Fund shares repurchased	7,209	—	—	—
Management fees payable	23,016	—	287	13,788
Distribution (12b-1) fees payable	25,478	—	5,994	4,050
Fees payable to other related parties	6,427	442	2,751	2,374
Accrued Trustee fees and expenses	1,503	2,328	731	731
Accrued expenses and other liabilities	539	13,083	7,139	5,157
TOTAL LIABILITIES	64,172	15,853	16,902	26,100
NET ASSETS	$49,126,536	$384,935	$10,200,735	$22,035,096

Composition of Net Assets:
Paid in capital	$52,521,690	$570,537	$10,506,650	$21,981,907
Accumulated net investment income (loss)	433,588	(2,716)	(1,062)	(47,300)
Accumulated net realized loss from security transactions	(4,412,092)	(145,106)	(386,461)	—
Net unrealized appreciation (depreciation) on investments	583,350	(37,780)	81,608	100,489
NET ASSETS	$49,126,536	$384,935	$10,200,735	$22,035,096

See accompanying notes to financial statements.

AlphaCentric Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
September 30, 2015

	AlphaCentric Asset Rotation Fund		AlphaCentric Smart Money Fund		AlphaCentric Bond Rotation Fund		AlphaCentric Income Opportunities Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$32,765,762		$79,361		$10,097,665		$10,910,110
Shares of beneficial interest outstanding (a)	3,366,116		10,377		1,044,878		1,016,654
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.73		$7.65		$9.66		$10.73
Maximum offering price per share
	$10.32	(b)	$8.12	(b)	$10.14	(c)	$11.27	(c)

Class C Shares:
Net Assets	$2,718,666		$89,398		$44,846		$312,184
Shares of beneficial interest outstanding (a)	280,422		11,738		4,646		29,100
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$9.69		$7.62		$9.65		$10.73

Class I Shares:
Net Assets	$13,642,108		$216,176		$58,224		$10,812,802
Shares of beneficial interest outstanding (a)	1,399,005		28,165		6,022		1,007,080
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$9.75		$7.68		$9.67		$10.74

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Net asset value plus maximum sales charge of 5.75%

(c)	Net asset value plus maximum sales charge of 4.75%

See accompanying notes to financial statements.

AlphaCentric Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2015

				AlphaCentric
	AlphaCentric	AlphaCentric	AlphaCentric	Income
	Asset Rotation	Smart Money	Bond Rotation	Opportunities
	Fund	Fund	Fund *	Fund *
INVESTMENT INCOME
Dividends	$868,073	$4,742	$85,493	$—
Interest	4,965	15	122	192,645
TOTAL INVESTMENT INCOME	873,038	4,757	85,615	192,645

EXPENSES
Management fees	377,957	4,854	40,163	57,375
Distribution (12b-1) fees:
Class A	50,445	448	7,972	4,931
Class C	12,169	531	54	561
Administrative fees	42,404	1,088	6,365	7,350
MFund service fees	32,743	2,895	6,069	5,524
Non 12b-1 shareholder servicing fees	23,586	498	1,138	417
Registration fees	10,027	3,510	3,419	1,169
Compliance officer fees	8,102	7,702	4,263	4,651
Audit fees	8,014	8,014	5,453	6,463
Custodian fees	7,621	2,642	1,137	1,738
Printing and postage expenses	5,086	1,413	3,634	3,574
Trustees fees and expenses	3,584	3,410	2,448	2,448
Legal fees	2,861	2,360	3,274	3,854
Insurance expense	1,003	—	404	404
Other expenses	2,489	845	1,467	1,391
TOTAL EXPENSES	588,091	40,210	87,260	101,850

Less: Fees waived\expenses reimbursed by the Manager	(148,641)	(34,221)	(40,808)	(40,917)
NET EXPENSES	439,450	5,989	46,452	60,933

NET INVESTMENT INCOME (LOSS)	433,588	(1,232)	39,163	131,712

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	(5,461,769)	(94,607)	(386,461)	—
Net change in unrealized appreciation on:
Investments	2,161,787	4,424	81,608	100,489
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	(3,299,982)	(90,183)	(304,853)	100,489

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,866,394)	$(91,415)	$(265,690)	$232,201

*	AlphaCentric Bond Rotation Fund and AlphaCentric Income Opportunities Fund commenced operations on May 28, 2015.

See accompanying notes to financial statements.

AlphaCentric Asset Rotation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2015	Period Ended
	(Unaudited)	March 31, 2015 **
FROM OPERATIONS
Net investment income	$433,588	$132,926
Net realized gain (loss) from investments	(5,461,769)	1,129,111
Net change in unrealized appreciation (depreciation) on investments	2,161,787	(1,578,437)
Net decrease in net assets resulting from operations	(2,866,394)	(316,400)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(140,910)
Class C	—	(3,518)
Class I	—	(67,932)
Total distributions to shareholders	—	(212,360)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	8,903,694	48,460,288
Class C	1,178,169	1,981,422
Class I	5,426,512	24,653,273
Net asset value of shares issued in reinvestment of distributions:
Class A	—	140,548
Class C	—	1,722
Class I	—	67,105
Payments for shares repurchased:
Class A	(17,551,639)	(5,024,417)
Class C	(274,689)	(39,380)
Class I	(11,813,954)	(3,586,964)
Net increase (decrease) in net assets from shares of beneficial interest	(14,131,907)	66,653,597

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,998,301)	66,124,837

NET ASSETS
Beginning of Period	66,124,837	—
End of Period *	$49,126,536	$66,124,837
* Includes accumulated net investment income of:	$433,588	$—

**	AlphaCentric Asset Rotation Fund commenced operations on July 31, 2014.

See accompanying notes to financial statements.

AlphaCentric Asset Rotation Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	September 30, 2015	Period Ended
	(Unaudited)	March 31, 2015 **
SHARE ACTIVITY
Class A:
Shares Sold	882,699	4,769,718
Shares Reinvested	—	13,347
Shares Repurchased	(1,804,018)	(495,630)
Net increase (decrease) in shares of beneficial interest outstanding	(921,319)	4,287,435

Class C:
Shares Sold	118,017	194,247
Shares Reinvested	—	163
Shares Repurchased	(28,195)	(3,810)
Net increase in shares of beneficial interest outstanding	89,822	190,600

Class I:
Shares Sold	540,986	2,410,891
Shares Reinvested	—	6,373
Shares Repurchased	(1,201,733)	(357,512)
Net increase (decrease) in shares of beneficial interest outstanding	(660,747)	2,059,752

**	AlphaCentric Asset Rotation Fund commenced operations on July 31, 2014.

See accompanying notes to financial statements.

AlphaCentric Smart Money Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2015	Period Ended
	(Unaudited)	March 31, 2015 **
FROM OPERATIONS
Net investment income (loss)	$(1,232)	$1,120
Net realized loss from investments	(94,607)	(50,499)
Net change in unrealized appreciation (depreciation) on investments	4,424	(42,204)
Net decrease in net assets resulting from operations	(91,415)	(91,583)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(1,679)
Class C	—	(7)
Class I	—	(925)
Total distributions to shareholders	—	(2,611)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	30,403	1,254,956
Class C	7,800	111,992
Class I	—	934,392
Net asset value of shares issued in reinvestment of distributions:
Class A	—	1,677
Class C	—	7
Class I	—	707
Payments for shares repurchased:
Class A	(1,070,030)	(96,439)
Class C	—	(7,452)
Class I	(77,829)	(519,640)
Net increase (decrease) in net assets from shares of beneficial interest	(1,109,656)	1,680,200

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,201,071)	1,586,006

NET ASSETS
Beginning of Period	1,586,006	—
End of Period *	$384,935	$1,586,006
* Includes accumulated net investment loss of:	$(2,716)	$(1,484)

**	AlphaCentric Smart Money Fund commenced operations on July 31, 2014.

See accompanying notes to financial statements.

AlphaCentric Smart Money Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	September 30, 2015	Period Ended
	(Unaudited)	March 31, 2015 **
SHARE ACTIVITY
Class A:
Shares Sold	3,130	128,327
Shares Reinvested	—	174
Shares Repurchased	(111,187)	(10,067)
Net increase (decrease) in shares of beneficial interest outstanding	(108,057)	118,434

Class C:
Shares Sold	802	11,714
Shares Reinvested	—	1
Shares Repurchased	—	(779)
Net increase in shares of beneficial interest outstanding	802	10,936

Class I:
Shares Sold	—	94,913
Shares Reinvested	—	73
Shares Repurchased	(8,813)	(58,008)
Net increase (decrease) in shares of beneficial interest outstanding	(8,813)	36,978

**	AlphaCentric Smart Money Fund commenced operations on July 31, 2014.

See accompanying notes to financial statements.

AlphaCentric Funds
STATEMENTS OF CHANGES IN NET ASSETS

	AlphaCentric	AlphaCentric
	Bond Rotation Fund **	Income Opportunities Fund **
	Period Ended	Period Ended
	September 30, 2015	September 30, 2015
	(Unaudited)	(Unaudited)
FROM OPERATIONS
Net investment income	$39,163	$131,712
Net realized loss from investments	(386,461)	—
Net change in unrealized appreciation on investments	81,608	100,489
Net increase (decrease) in net assets resulting from operations	(265,690)	232,201

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(39,852)	(89,925)
Class C	(96)	(2,210)
Class I	(277)	(86,877)
Total distributions to shareholders	(40,225)	(179,012)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	11,296,207	11,078,517
Class C	44,733	311,181
Class I	60,020	11,216,468
Net asset value of shares issued in reinvestment of distributions:
Class A	39,848	42,774
Class C	71	739
Class I	36	35,671
Payments for shares repurchased:
Class A	(934,265)	(228,072)
Class C	—	(42)
Class I	—	(475,329)
Net increase in net assets from shares of beneficial interest	10,506,650	21,981,907

TOTAL INCREASE IN NET ASSETS	10,200,735	22,035,096

NET ASSETS
Beginning of Period	—	—
End of Period *	$10,200,735	$22,035,096
* Includes accumulated net investment loss of:	$(1,062)	$(47,300)

**	AlphaCentric Bond Rotation Fund and AlphaCentric Income Opportunities Fund commenced operations on May 28, 2015

See accompanying notes to financial statements.

AlphaCentric Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	AlphaCentric	AlphaCentric
	Bond Rotation Fund **	Income Opportunities Fund **
	Period Ended	Period Ended
	September 30, 2015	September 30, 2015
	(Unaudited)	(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	1,137,260	1,033,754
Shares Reinvested	4,143	3,987
Shares Repurchased	(96,525)	(21,087)
Net increase in shares of beneficial interest outstanding	1,044,878	1,016,654

Class C:
Shares Sold	4,639	29,035
Shares Reinvested	7	69
Shares Repurchased	—	(4)
Net increase in shares of beneficial interest outstanding	4,646	29,100

Class I:
Shares Sold	6,018	1,047,702
Shares Reinvested	4	3,321
Shares Repurchased	—	(43,943)
Net increase in shares of beneficial interest outstanding	6,022	1,007,080

**	AlphaCentric Bond Rotation Fund and AlphaCentric Income Opportunities Fund commenced operations on May 28, 2015

See accompanying notes to financial statements.

AlphaCentric Asset Rotation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Six Months Ended
	September 30,	Period Ended
	2015	March 31,
Class A	(Unaudited)	2015 (1)
Net asset value, beginning of period	$10.11	$10.00
Activity from investment operations:
Net investment income (2)	0.07	0.03
Net realized and unrealized gain (loss) on investments	(0.45)	0.13 (9)
Total from investment operations	(0.38)	0.16
Less distributions from:
Net investment income	—	(0.05)
Total distributions	—	(0.05)
Net asset value, end of period	$9.73	$10.11
Total return (3)(6)	(3.85)%	1.55%
Net assets, at end of period (000s)	$32,766	$43,358
Ratio of gross expenses to average net assets before expense reimbursement (4)(5)(7)	1.98%	1.98%
Ratio of net expenses to average net assets after expense reimbursement (5)(7)	1.49%	1.49%
Ratio of net investment income to average net assets (5)(7)(8)	1.38%	0.43%
Portfolio Turnover Rate (6)	370%	238%

(1)	The AlphaCentric Asset Rotation Fund Class A, C and I shares commenced operations on July 31, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions during the period.

See accompanying notes to financial statements.

AlphaCentric Asset Rotation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Six Months Ended
	September 30,	Period Ended
	2015	March 31,
Class C	(Unaudited)	2015 (1)
Net asset value, beginning of period	$10.11	$10.00
Activity from investment operations:
Net investment income (loss)(2)	0.03	(0.03)
Net realized and unrealized gain (loss) on investments	(0.45)	0.18 (9)
Total from investment operations	(0.42)	0.15
Less distributions from:
Net investment income	—	(0.04)
Total distributions	—	(0.04)
Net asset value, end of period	$9.69	$10.11
Total return (3)(6)	(4.34)%	1.47%
Net assets, at end of period (000s)	$2,719	$1,926
Ratio of gross expenses to average net assets before expense reimbursement (4)(5)(7)	2.73%	2.73%
Ratio of net expenses to average net assets after expense reimbursement (5)(7)	2.24%	2.24%
Ratio of net investment loss to average net assets (5)(7)(8)	0.64%	(0.44)%
Portfolio Turnover Rate (6)	370%	238%

(1)	The AlphaCentric Asset Rotation Fund Class A, C and I shares commenced operations on July 31, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions during the period.

See accompanying notes to financial statements.

AlphaCentric Asset Rotation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Six Months Ended
	September 30,	Period Ended
	2015	March 31,
Class I	(Unaudited)	2015 (1)
Net asset value, beginning of period	$10.12	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.08	0.05
Net realized and unrealized gain (loss) on investments (9)	(0.45)	0.12
Total from investment operations	(0.37)	0.17
Less distributions from:
Net investment income	—	(0.05)
Total distributions	—	(0.05)
Net asset value, end of period	$9.75	$10.12
Total return (3)(6)	(3.66)%	1.72%
Net assets, at end of period (000s)	$13,642	$20,840
Ratio of gross expenses to average net assets before expense reimbursement (4)(5)(7)	1.73%	1.73%
Ratio of net expenses to average net assets after expense reimbursement (5)(7)	1.24%	1.24%
Ratio of net investment income to average net assets (5)(7)(8)	1.68%	0.85%
Portfolio Turnover Rate (6)	370%	238%

(1)	The AlphaCentric Asset Rotation Fund Class A, C and I shares commenced operations on July 31, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions during the period.

See accompanying notes to financial statements.

AlphaCentric Smart Money Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Six Months Ended
	September 30,	Period Ended
	2015	March 31,
Class A	(Unaudited)	2015 (1)
Net asset value, beginning of period	$9.53	$10.00
Activity from investment operations:
Net investment income (loss)(2)	(0.03)	0.00 (7)
Net realized and unrealized loss on investments	(1.85)	(0.45)
Total from investment operations	(1.88)	(0.45)
Less distributions from:
Net investment income	—	(0.02)
Total distributions	—	(0.02)
Net asset value, end of period	$7.65	$9.53
Total return (3)(6)	(19.72)%	(4.51)%
Net assets, at end of period (000s)	$79	$1,129
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	12.06%	7.88%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.49%	1.49%
Ratio of net investment income (loss) to average net assets (5)	(0.57)%	0.07%
Portfolio Turnover Rate (6)	55%	119%

(1)	The AlphaCentric Smart Money Fund Class A, C and I shares commenced operations on July 31, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

AlphaCentric Smart Money Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Six Months Ended
	September 30,	Period Ended
	2015	March 31,
Class C	(Unaudited)	2015 (1)
Net asset value, beginning of period	$9.51	$10.00
Activity from investment operations:
Net investment loss (2)	(0.04)	(0.05)
Net realized and unrealized loss on investments	(1.85)	(0.44)
Total from investment operations	(1.89)	(0.49)
Less distributions from:
Net investment income	—	(0.00	) (7)
Total distributions	—	(0.00)
Net asset value, end of period	$7.62	$9.51
Total return (3)(6)	(19.87)%	(4.89)%
Net assets, at end of period (000s)	$89	$104
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	12.81%	8.63%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	2.24%	2.24%
Ratio of net investment loss to average net assets (5)	(0.86)%	(0.84)%
Portfolio Turnover Rate (6)	55%	119%

(1)	The AlphaCentric Smart Money Fund Class A, C and I shares commenced operations on July 31, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less that $.005 per share.

See accompanying notes to financial statements.

AlphaCentric Smart Money Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Six Months Ended
	September 30,	Period Ended
	2015	March 31,
Class I	(Unaudited)	2015 (1)
Net asset value, beginning of period	$9.54	$10.00
Activity from investment operations:
Net investment income (2)	0.01	0.02
Net realized and unrealized loss on investments	(1.87)	(0.46)
Total from investment operations	(1.86)	(0.44)
Less distributions from:
Net investment income	—	(0.02)
Total distributions	—	(0.02)
Net asset value, end of period	$7.68	$9.54
Total return (3)(6)	(19.50)%	(4.38)%
Net assets, at end of period (000s)	$216	$353
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	11.81%	7.63%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.24%	1.24%
Ratio of net investment income to average net assets (5)	0.15%	0.41%
Portfolio Turnover Rate (6)	55%	119%

(1)	The AlphaCentric Smart Money Fund Class A, C and I shares commenced operations on July 31, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

AlphaCentric Bond Rotation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class A	Class C	Class I
	Period Ended	Period Ended	Period Ended
	September 30,	September 30,	September 30,
	2015 (1)	2015 (1)	2015 (1)
	(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.00	$10.00	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.04	(0.01)	0.07
Net realized and unrealized loss on investments	(0.34)	(0.30)	(0.35)
Total from investment operations	(0.30)	(0.31)	(0.28)
Less distributions from:
Net investment income	(0.04)	(0.04)	(0.05)
Total distributions	(0.04)	(0.04)	(0.05)
Net asset value, end of period	$9.66	$9.65	$9.67
Total return (3)(6)	(2.99)%	(3.14)%	(2.84)%
Net assets, at end of period (000s)	$10,098	$45	$58
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(7)	2.77%	3.52%	2.52%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(7)	1.49%	2.24%	1.24%
Ratio of net investment income (loss) to average net assets (5)(7)(8)	1.26%	(0.23)%	2.09%
Portfolio Turnover Rate (6)	175%	175%	175%

(1)	The AlphaCentric Bond Rotation Fund Class A, C and I shares commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class A	Class C	Class I
	Period Ended	Period Ended	Period Ended
	September 30,	September 30,	September 30,
	2015 (1)	2015 (1)	2015 (1)
	(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.00	$10.00	$10.00
Activity from investment operations:
Net investment income (2)	0.12	0.09	0.13
Net realized and unrealized gain on investments	0.71	0.72	0.72
Total from investment operations	0.83	0.81	0.85
Less distributions from:
Net investment income	(0.10)	(0.08)	(0.11)
Total distributions	(0.10)	(0.08)	(0.11)
Net asset value, end of period	$10.73	$10.73	$10.74
Total return (3)(6)	8.29%	8.14%	8.45%
Net assets, at end of period (000s)	$10,910	$312	$10,813
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(7)	2.70%	3.45%	2.45%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(7)	1.74%	2.49%	1.49%
Ratio of net investment income to average net assets (5)(7)(8)	3.41%	2.64%	3.63%
Portfolio Turnover Rate (6)	0%	0%	0%

(1)	The AlphaCentric Income Opportunities Fund Class A, C and I shares commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2015

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of forty three series. These financial statements include the following series: AlphaCentric Asset Rotation Fund, AlphaCentric Smart Money Fund, AlphaCentric Bond Rotation Fund, and AlphaCentric Income Opportunities Fund, (each a “Fund” or collectively the “Funds”). The Funds are registered as non-diversified series of the Trust. The Funds investment manager is AlphaCentric Advisors, LLC (the “Manager” or “AlphaCentric”).

AlphaCentric Asset Rotation Fund (AARF), commenced operations on July 31, 2014. The Fund’s investment objective is to achieve long-term capital appreciation with lower overall risk than the equity market. The Fund’s sub-advisor is Keystone Wealth Advisors, LLC.

AlphaCentric Smart Money Fund (ASMF), commenced operations on July 31, 2014. The Fund’s investment objective is to achieve long-term capital appreciation. The Fund’s sub-advisor is Catalyst Capital Advisors LLC.

AlphaCentric Bond Rotation Fund (ABRF), commenced operations on May 28, 2015. The Fund’s investment objective is to achieve long-term capital appreciation and total return through various economic or interest rate environments. The Fund’s sub-advisor is Keystone Wealth Advisors LLC.

AlphaCentric Income Opportunities Fund (AIOF), commenced operations on May 28, 2015. The Fund’s investment objective is current income. The Fund’s sub-advisor is Garrison Point Capital, LLC.

The Funds offer three classes of shares, Class A, Class C and Class I. Each share class represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

a) Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2015

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Funds’ assets measured at fair value:

AlphaCentric Asset Rotation Fund

Assets

		Level 2
	Level 1	(Other Significant
Securitiy Classifications (a)	(Quoted Prices)	Observable Inputs)	Level 3	Totals
Exchange Traded Fund (c)	$48,044,706	$—	$—	$48,044,706
Short-Term Investment	1,103,421	—	—	$1,103,421
Total	$49,148,127	$—	$—	$49,148,127

AlphaCentric Smart Money Fund

Assets

		Level 2
	Level 1	(Other Significant
Securitiy Classifications (a)	(Quoted Prices)	Observable Inputs)	Level 3	Totals
Common Stocks (d)	$380,573	$—	$—	380,573
Short-Term Investment	5,148	—	—	5,148
Total	$385,721	$—	$—	$385,721

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2015

AlphaCentric Bond Rotation Fund

Assets

		Level 2
	Level 1	(Other Significant
Securitiy Classifications (b)	(Quoted Prices)	Observable Inputs)	Level 3	Totals
Exchange Traded Funds (c)	$10,071,575	$—	$—	10,071,575
Short-Term Investment	140,978	—	—	140,978
Total	$10,212,553	$—	$—	$10,212,553

AlphaCentric Income Opportunities Fund

Assets

		Level 2
	Level 1	(Other Significant
Securitiy Classifications	(Quoted Prices)	Observable Inputs)	Level 3	Totals
Asset Backed Securities	$—	$12,888,215	$—	12,888,215
Commercial Mortgage Backed Securities	—	6,142,299	—	6,142,299
Private Placement	—	—	1,900,148	1,900,148
Short-Term Investment	858,515	—	—	858,515
Total	$858,515	$19,030,514	$1,900,148	$21,789,177

(a)	As of and during the six months ended September 30, 2015, the Funds held no securities that were considered to be “Level 2” or “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers into and out of Level 1 and 2 during the current period presented for the Funds. It is the Funds’ policy to recognize transfers into and out of Level 1 and 2 at the end of the reporting period.

(b)	As of and during the period ended September 30, 2015, the Funds held no securities that were considered to be “Level 2” or “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers into and out of Level 1 and 2 during the current period presented for the Funds. It is the Funds’ policy to recognize transfers into and out of Level 1 and 2 at the end of the reporting period.

(c)	All exchange-traded funds held in the Fund are Level 1 securities. For a detailed break-out of exchange-traded funds (ETFs) by major index classification, please refer to the Portfolio of Investments.

(d)	For a detailed break-out of common stocks by industry, by please refer to the Portfolio of Investments.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized within Level 3 of the fair value hierarchy as of September 30, 2015:

Private Placement
Beginning Balance	$—
Total realized gain (loss)	—
Appreciation (Depreciation)	148
Cost of Purchases	1,900,000
Proceeds from Sales	—
Accrued Interest	—
Net transfers in/out of level 3	—
Ending Balance	$1,900,148

b) Federal Income Tax - The Funds have qualified and intend to continue to qualify as a regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the six months ended September 30, 2015, AARF and ASMF did not have a liability for any unrecognized tax expense. As of and during the period ended September 30, 2015, ABRF and AIOF did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of September 30, 2015, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken or to be taken on Federal income tax returns for the open tax years of 2015 and 2016 and has concluded that no provision for income tax is

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2015

required in these financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Funds’ filings is presently in progress.

c) Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually for AARF and ASMF. ABRF and AIOF intend to make monthly dividend distributions from net investment income. Distributable net realized gains, if any, are declared and distributed annually.

d) Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. Distribution fees are charged to each respective share class in accordance with the distribution plan.

e) Other - Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

f) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g) Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i) Sales charges (loads) - A maximum sales charge of 5.75% is imposed on Class A shares of the AARF and ASMF Fund. A maximum sales charge of 4.75% is imposed on Class A shares of the ABRF and AIOF Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). For the six months ended September 30, 2015 there were no CDSC Fees paid.

(2)	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2015, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

AlphaCentric Asset Rotation Fund

Purchases	Sales
$ 200,212,737	$ 214,697,713

AlphaCentric Smart Money Fund

Purchases	Sales
$ 430,280	$ 1,513,067

For the period ended September 30, 2015, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

AlphaCentric Bond Rotation Fund

Purchases	Sales
$ 27,430,451	$ 17,054,023

AlphaCentric Income Opportunities Fund

Purchases	Sales
$ 21,161,389	$ —

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2015

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AlphaCentric acts as investment manager to the Funds (the “Manager”) pursuant to the terms of the Management Agreement with the Trust. Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pays to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets of the AARF, ASMF and ABRF and 1.50% of the AIOF, respectively, such fee to be computed daily based upon daily average net assets of the respective Fund. The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months ended September 30, 2015, management fees of $377,957 and $4,854 were incurred by the AARF and ASMF, respectively, before the waiver and reimbursement described below. For the period ended September 30, 2015, management fees of $40,163 and $57,375 were incurred by the ABRF and AIOF, respectively, before the waiver and reimbursement described below.

The Manager and the Trust have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.24% of average daily net assets for the AARF, ASMF and ABRF through July 31, 2016 and 1.49% of average daily net assets for the AIOF. Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees. For the six months ended September 30, 2015, management fees waived by AARF and ASMF were of $148,641 and $34,221, respectively. For the period ended September 30, 2015, management fees waived by ABRF and AIOF were $40,808 and $40,917, respectively.

For the six months ended September 30, 2015, the Manager has waived/reimbursed expenses of the AARF and ASMF that may be recovered no later than March 31 for the years indicated below:

2018
AlphaCentric Asset Rotation Fund	$135,276

AlphaCentric Smart Money Fund	$62,785

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Funds, the Funds pay MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months ended September 30, 2015, the AARF and ASMF incurred $32,743 and $2,895 for such fees, respectively. For the period ended September 30, 2015, the ABRF and AIOF incurred $6,069 and $5,524 for such fees, respectively.

A Trustee and Officer of the Trust is also the controlling member of MFund Services and Catalyst Capital Advisors, LLC (an investment manager to other series of the Trust and sub-advisor to AlphaCentric Smart Money Fund), and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Effective April 2015, Pursuant to the Services Agreements, MFund provides chief compliance officer services to the Fund. For these services, the Fund pays MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Fund reimburses MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Services Agreement.

Effective July 2, 2015, the Independent Trustees are paid a quarterly retainer of $500 per fund in the Trust. Prior to July 2, 2015, Independent Trustees were paid a quarterly retainer of $350 per fund in the Trust. The Independent Trustees also receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2015

person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting are shared equally by the Funds of the Trust and Variable Insurance Trust to which the meeting relates. The Lead Independent Trustee of the Trust receives an additional fee of $150 per Fund in the Trust per quarter. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per Fund in the Trust per year. The fees paid to the Trustees are paid in Fund shares.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares, up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

For the six months ended September 30, 2015, the AARF received $76,638 and ASMF received $359 in underwriter commissions from the sale of shares of the Fund. For the period ended September 30, 2015, the ABRF received $615 and AIOF received $1,525 in underwriter commissions from the sale of shares of the Fund.

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS TO CAPITAL

The tax character of fund distributions paid for the period ended March 31, 2015 was as follows:

	For the period ended March 31, 2015
	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
AlphaCentric Asset Rotation Fund	$212,360	$—	$212,360
AlphaCentric Smart Money Fund	2,611	—	2,611

As of March 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Late Year Loss	(Depreciation)	Earnings/(Deficits)
AlphaCentric Asset Rotation Fund	$1,476,221	$—	$—	$—	$(2,004,981)	$(528,760)
AlphaCentric Smart Money Fund	—	—	(1,202)	(47,749)	(45,236)	(94,187)

The difference between book basis and tax basis unrealized depreciation, and accumulated net realized gain/(loss) from investments is primarily attributable to tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The AlphaCentric Smart Money Fund incurred and elected to defer such capital losses of $46,265.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The AlphaCentric Smart Money Fund incurred and elected to defer such late year losses of $1,484.

At March 31, 2015, the AlphaCentric Smart Money Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total
AlphaCentric Smart Money Fund	1,202	—	1,202

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2015

Permanent book and tax differences, primarily attributable to the reclass of ordinary income distributions, resulted in reclassifications for the following Funds for the period ended March 31, 2015 as follows:

	Paid	Undistributed	Accumulated
	In	Net Investment	Net Realized
Fund	Capital	Income	Gains (Loss)
AlphaCentric Asset Rotation Fund	$—	$79,434	$(79,434)
AlphaCentric Smart Money Fund	(7)	7	—

(5)	UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of each Fund may be directly affected by the performance of the iShares 20+ Year Treasury Bond ETF. The financial statements of the iShares 20+ Year Treasury Bond ETF, including the portfolio of investments, can be found at iShares’s website www.ishares.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2015, the percentage of net assets invested in the iShares 20+ Year Treasury Bond ETF was 97.8% and 49.7% for AARF and ABRF, respectively. As of September 30, 2015, the percentage of net assets invested in the iShares National AMT-Free Muni Bond ETF was 49.0% for ABRF.

(6)	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

(7)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

The Board of Trustees of the Mutual Fund Series Trust has concluded, based on the recommendation of the Fund’s Adviser, AlphaCentric Advisors LLC, that it is in the best interests of the Fund and its shareholders that the Fund cease operations. The Board has determined to close the Fund and redeem all outstanding shares, on December 21, 2015.

AlphaCentric Funds
EXPENSE EXAMPLES (Unaudited)
September 30, 2015

As a shareholder of AlphaCentric Asset Rotation Fund and AlphaCentric Smart Money Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 through September 30, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the AlphaCentric Asset Rotation Fund and AlphaCentric Smart Money Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not either Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning		Expenses
	Annualized	Account	Ending	Paid	Ending	Expenses
	Expense	Value	Account Value	During	Account Value	Paid During
	Ratio	4/1/15	9/30/15	Period	9/30/15	Period

AlphaCentric Asset Rotation Fund – Class A *	1.49%	$1,000.00	$961.50	$7.33	$1,017.60	$7.54
AlphaCentric Asset Rotation Fund – Class C *	2.24%	$1,000.00	$956.60	$10.99	$1.013.84	$11.31
AlphaCentric Asset Rotation Fund – Class I *	1.24%	$1,000.00	$963.40	$6.10	$1,018.85	$6.28

AlphaCentric Smart Money Fund – Class A *	1.49%	$1,000.00	$801.90	$6.73	$1,017.60	$7.54
AlphaCentric Smart Money Fund – Class C *	2.24%	$1,000.00	$797.10	$10.09	$1,013.84	$11.31
AlphaCentric Smart Money Fund – Class I *	1.24%	$1,000.00	$805.00	$5.61	$1,018.85	$6.28

AlphaCentric Bond Rotation Fund – Class A **	1.49%	$1,000.00	$970.10	$7.36	$1,011.64	$7.51
AlphaCentric Bond Rotation Fund – Class C **	2.24%	$1,000.00	$968.60	$11.05	$1,009.15	$11.28
AlphaCentric Bond Rotation Fund – Class I **	1.24%	$1,000.00	$971.60	$6.13	$1,012.46	$6.26

AlphaCentric Income Opportunities Fund – Class A **	1.74%	$1,000.00	$1,082.90	$7.78	$1,010.81	$7.51
AlphaCentric Income Opportunities Fund – Class C **	2.49%	$1,000.00	$1,081.40	$11.69	$1,008.32	$11.28
AlphaCentric Income Opportunities Fund – Class I **	1.49%	$1,000.00	$1,084.50	$6.48	$1,011.64	$6.25

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**	AlphaCentric Bond Rotation and Income Opportunity Fund commenced operations on May 8, 2015 therefore their “Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (121) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 183/365 (to reflect the full half-year period).

AlphaCentric
Additional Information (Unaudited)
September 30, 2015

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-844-223-8637; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-844-223-8637; and on the Commission’s website at http://www.sec.gov.

AlphaCentric
Additional Information (Unaudited)
September 30, 2015

Consideration and Approval of Management Agreement with AlphaCentric Advisors LLC with respect to the AlphaCentric Bond Rotation Fund

Consideration and Approval of Sub-Advisory Agreement between AlphaCentric Advisors LLC and Keystone Wealth Advisors LLC with respect to the AlphaCentric Bond Rotation Fund

In connection with the regular meeting held on February 23 & 24, 2015, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised (the “Independent Trustees”), discussed the approval of a management agreement between AlphaCentric Advisors LLC (“AlphaCentric”) and the Trust, with respect to AlphaCentric Bond Rotation Fund (the “Fund”) (the “Management Agreement”). The Trustees also discussed the approval of a sub-advisory agreement between AlphaCentric and Keystone Wealth Advisors LLC (“Keystone”) with respect to the Fund (the “Sub-Advisory Agreement”).

In connection with their deliberations regarding approval of the Management Agreement, the Trustees reviewed materials prepared by AlphaCentric (“AlphaCentric 15c Response”).

Nature, Extent and Quality of Services. The Trustees reviewed AlphaCentric Advisors’s 15c Response, and considered AlphaCentric’s duties under the terms of the Management Agreement. A representative of AlphaCentric stated that AlphaCentric will supervise the Fund’s investment program, provide sub-advisor oversight, and is responsible for compliance and other management oversight with respect to the Fund. The Trustees then discussed the experience of AlphaCentric’s personnel and noted their satisfaction with the firm’s recently appointed Chief Compliance Officer. The Trustees noted their positive past experience with AlphaCentric as advisor to other series of the Trust. The Trustees concluded that AlphaCentric has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Management Agreement and that the nature, overall quality and extent of the management services expected to be provided by AlphaCentric to the Fund were satisfactory.

Performance. Because the Fund had not yet commenced operations, the Trustees could not consider its investment performance. The Trustees agreed that, based on the experience and qualifications of the management team, and in light of their experience with AlphaCentric in connection with existing series of the Trust, AlphaCentric was expected to obtain an acceptable level of investment returns to shareholders of the Fund. The Trustees concluded they have a reasonable basis to believe that AlphaCentric will provide good oversight for the Fund.

Fees and Expenses. The Trustees noted AlphaCentric proposed to charge an advisory fee of 1.25%, with an estimated net expense ratio after waiver of 1.24%. They noted that the proposed advisory fee is higher than the peer group average and Morningstar Multi-Sector Bond category average but within the high/low range of fees of the peer group and category funds. The Trustees

AlphaCentric
Additional Information (Unaudited)(Continued)
September 30, 2015

then noted that the estimated net expense ratio is lower than the peer group average but higher Morningstar Multi-Sector Bond average. The Board noted that the Morningstar Multi-Sector Bond category is a very broad category and includes many different investment strategies. The Board considered previous success in identifying, hiring and supervising sub-advisors to the benefit of shareholders. After further discussion, the Trustees concluded that the proposed fee was reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by AlphaCentric and noted that AlphaCentric does not anticipate realizing a profit in connection with its relationship with the Fund during the initial 12-months of the Management Agreement. After discussion, the Trustees agreed that excessive profitability was not a concern.

Economies of Scale. The Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels. The Independent Trustees agreed that breakpoints may be an appropriate way for AlphaCentric to share its economies of scale with the Fund and its shareholders if the Fund experienced a substantial growth in assets. However, the Trustees recognized that AlphaCentric will be reimbursing expenses and waiving fees for at least the first year of the agreement and the Board agreed it would revisit the matter of breakpoints after the Fund launches and realizes meaningful growth and requested that AlphaCentric keep open the prospect of breakpoints.

Conclusion. Having requested and received such information from AlphaCentric as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Management Agreement is in the best interests of the future shareholders of AlphaCentric Bond Rotation Fund.

AlphaCentric
Additional Information (Unaudited)(Continued)
September 30, 2015

In connection with their deliberations regarding approval of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Keystone’s responses to a series of questions regarding, among other things, its past investment performance; proposed sub-advisory services; comparative information regarding the Fund’s proposed fees and expenses; and Keystone’s anticipated profitability from managing the Fund (“Keystone 15c Response”).

Nature, Extent and Quality of Service. The Trustees reviewed the Keystone 15c Response, and considered Keystone’s duties under the terms of the Sub-Advisory Agreement relative to those of AlphaCentric under the Management Agreement. They noted that Keystone will employ a rules based investment methodology to provide, subject to the supervision of AlphaCentric, portfolio management services to the Fund including managing the investment operations of the Fund and the composition of the portfolio of securities. The Trustees considered that Keystone will also provide ongoing research, analysis and marketing support to the Fund. The Trustees discussed their satisfaction with responsiveness and services provided by Keystone to an existing series of the Trust. The Trustees concluded that Keystone has the ability to provide the required services to the Fund and its shareholders.

Performance. The Trustees considered the performance of a composite of accounts managed by Keystone. They noted that the composite outperformed its benchmark, the iShares Core U.S. Aggregate Bond Index, for the one-year period. After further discussion, the Trustees concluded that Keystone has the potential to deliver positive returns to the future shareholders of the Fund.

Fees and Expenses. The Trustees noted Keystone will receive a portion of the net advisory fee in connection with its relationship with the Fund. They reviewed the fees charged by Keystone to other clients noting that the fee compares favorably to the fees charged to other accounts. They considered the unique quantitative investment strategy and Keystone monthly rebalancing discipline, and concluded that the sub-advisory fee was reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by Keystone and noted Keystone anticipates realizing a net loss in connection with its relationship with the Fund during the first year of operations. After discussion, based on estimated projections for the initial year of operations, the Trustees agreed that excessive profitability was not a concern.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an advisor level issue and was considered with respect to the overall Management Agreement, taking into consideration the impact of the sub-advisory expense. They considered that Keystone receives a portion of the advisory fee, after waivers. The Trustees further noted that economies

AlphaCentric
Additional Information (Unaudited)(Continued)
September 30, 2015

were not anticipated to be reached during the initial period of either the Management Agreement or Sub-Advisory Agreement, and agreed that the matter of economies of scale would be revisited as the Fund size materially increases.

Conclusion. Having requested and received such information from Keystone as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the future shareholders of the AlphaCentric Bond Rotation Fund.

After considering the factors discussed above, the Trustees, including the Independent Trustees, unanimously determined that the approval of the Sub-Advisory Agreement between AlphaCentric and Keystone is in the best interests of the Fund and its future shareholders.

AlphaCentric
Additional Information (Unaudited)
September 30, 2015

Consideration and Approval of Management Agreement with AlphaCentric Advisors LLC with respect to the AlphaCentric Income Opportunities Fund

Consideration and Approval of Sub-Advisory Agreement between AlphaCentric Advisors LLC and Garrison Point Capital, LLC with respect to the AlphaCentric Income Opportunities Fund

In connection with the regular meeting held on February 23 & 24, 2015, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised (the “Independent Trustees”), discussed the approval of a management agreement between AlphaCentric Advisors LLC (“AlphaCentric”) and the Trust, with respect to the AlphaCentric Income Opportunities Fund (the “Fund”) (the “Management Agreement”). The Trustees also considered the approval of a sub-advisory agreement between AlphaCentric and Garrison Point Capital, LLC (“Garrison Point”) with respect to the Fund (the “Sub-Advisory Agreement”).

In connection with their deliberations regarding approval of the Management Agreement, the Trustees reviewed materials prepared by AlphaCentric (“AlphaCentric 15c Response”).

Nature, Extent and Quality of Services. The Trustees reviewed the AlphaCentric 15c Response, and considered AlphaCentric’s duties under the terms of the Management Agreement. A representative of AlphaCentric stated that AlphaCentric will supervise the Income Opportunities Fund’s investment program, provide sub-advisor oversight, and is responsible for compliance and other management oversight with respect to the Fund. The Trustees then discussed the experience of AlphaCentric’s personnel and noted their satisfaction with the firm’s recently appointed Chief Compliance Officer. The Trustees noted their positive past experience with AlphaCentric as advisor to other series of the Trust. The Trustees concluded that AlphaCentric has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Management Agreement and that the nature, overall quality and extent of the management services expected to be provided by AlphaCentric to the Fund were satisfactory.

Performance. Because the Fund had not yet commenced operations, the Trustees could not consider its investment performance. The Trustees agreed that, based on the experience and qualifications of the management team, and in light of their experience with AlphaCentric in connection with existing series of the Trust, AlphaCentric was expected to obtain an acceptable level of investment returns to shareholders of the Fund. The Trustees concluded they have a reasonable basis to believe that AlphaCentric will provide good oversight for the Fund.

Fees and Expenses. The Trustees noted that AlphaCentric proposed to charge an advisory fee of 1.50%, with an estimated net expense ratio after waiver of 1.74%. They noted that the proposed advisory fee is higher than the advisory fees of the peer group funds. They further noted that the advisory fee was higher than the average of the Morningstar Multi-Sector Bond category

AlphaCentric
Additional Information (Unaudited)(Continued)
September 30, 2015

and was equal to the highest fee in the category. The Trustees then noted that the estimated net expense ratio is higher than the category average and the peer group average but within the high/low range of fees of the peer group and category funds. The Board noted that the Morningstar MultiSector Bond category is a very broad category and includes many different investment strategies. The Board discussed the uniqueness of the investment strategy and the significant operational support and oversight required of AlphaCentric for such a strategy. They also considered the specialized expertise of the portfolio managers, that the proposed sub-advisory fee, and the allocation of duties between AlphaCentric and sub-advisor. After further discussion, the Trustees concluded that the proposed fee was reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by AlphaCentric and noted that AlphaCentric does not anticipate realizing a profit in connection with its relationship with the Fund during the initial 12-months of the Management Agreement. After discussion, the Trustees agreed that excessive profitability was not a concern for the initial term of the Management Agreement.

Economies of Scale. The Trustees noted that the Management Agreement does not contain breakpoints in anticipation of possible future economies of scale. The Independent Trustees agreed that breakpoints may be an appropriate way for AlphaCentric to share its economies of scale with the Fund and its shareholders if the Fund experienced a substantial growth in assets. They also considered the sub-advisory fees. However, the Trustees recognized that AlphaCentric will be reimbursing expenses and waiving fees for at least the first year of the agreement and the Board agreed it would revisit the matter of breakpoints after the Fund launches and realizes meaningful growth, and requested that AlphaCentric keep open the prospect of breakpoints.

Conclusion. Having requested and received such information from AlphaCentric as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Management Agreement is in the best interests of the future shareholders of the AlphaCentric Income Opportunities Fund.

AlphaCentric
Additional Information (Unaudited)(Continued)
September 30, 2015

In connection with their deliberations regarding approval of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Garrison Point’s responses to a series of questions regarding, among other things, the performance of a composite of accounts managed by Garrison Point for the one-year, two-year and since inception periods; proposed sub-advisory services; comparative information regarding the Fund’s proposed fees and expenses; and Garrison Point’s anticipated profitability from managing the Fund (“Garrison Point 15c Response”).

Nature, Extent and Quality of Service. The Trustees reviewed the Garrison Point 15c Response, and considered Garrison Point’s duties under the terms of the Sub-Advisory Agreement relative to those of AlphaCentric under the Management Agreement. They noted that Garrison Point will provide, subject to the supervision of AlphaCentric, portfolio management services to the Fund including sourcing investments and portfolio allocation/construction, duration management, trading and all related analysis. The Trustees reviewed the significant experience and high degree of skill of Garrison Point’s investment professionals in the Fund’s asset class. The Trustees considered Garrison Point’s success with the proposed strategies as evidenced by its track record managing accounts with similar strategies. The Trustees concluded that Garrison Point has the ability to provide the required services to the Fund and its shareholders.

Performance. The Trustees considered the performance of a composite of similarly managed accounts managed by Garrison Point. They noted that the composite significantly outperformed its benchmark, the Barclays Aggregate Bond Index, for the one-year, two-year and since inception periods. After further discussion, the Trustees concluded that Garrison Point has the potential to deliver positive returns to the future shareholders of the Fund.

Fees and Expenses. The Trustees noted Garrison Point will receive a portion of the net advisory fee in connection with its relationship with the Fund. They reviewed the fees charged by Garrison Point to other clients noting that the fee compares favorably to the fees charged to other accounts, and considered the unique nature of the strategy. They concluded that the sub-advisory fee was reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by Garrison Point and noted Garrison Point anticipates realizing a net loss in connection with its relationship with the Fund during the first year of operations. After discussion, based on estimated projections for the initial year of operations, the Trustees agreed that excessive profitability was not a concern.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an advisor level issue and was considered with respect to the overall Management Agreement, taking into consideration the impact of the sub-advisory expense. They considered that Garrison Point receives a portion of the advisory fee, after waivers. The Trustees further noted that

AlphaCentric
Additional Information (Unaudited)(Continued)
September 30, 2015

economies were not anticipated to be reached during the initial period of either the Management or Sub-Advisory Agreements, and agreed that the matter of economies of scale would be revisited as the Fund size materially increases.

Conclusion. Having requested and received such information from Garrison Point as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the future shareholders of AlphaCentric Income Opportunities Fund.

PRIVACY NOTICE

MUTUAL FUND SERIES TRUST

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include:
	•	Social Security number and wire transfer instructions
	•	account transactions and transaction history
	•	investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your	Does Mutual Fund Series	Can you limit this
personal information:	Trust share information?	sharing?
For our everyday business purposes
- such as to process your transactions,
maintain your account(s), respond to	YES	NO
court orders and legal investigations,
or report to credit bureaus.
For our marketing purposes - to	NO
offer our products and services to you.		We don’t share
For joint marketing with other	NO	We don’t share
financial companies.
For our affiliates’ everyday
business purposes - information	NO	We don’t share
about your transactions and records.
For our affiliates’ everyday
business purposes - information	NO	We don’t share
about your credit worthiness.
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS? Call 1-866-447-4228

PRIVACY NOTICE

MUTUAL FUND SERIES TRUST

What we do:
How does Mutual Fund Series Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

We collect your personal information, for example, when you
How does Mutual Fund Series Trust
collect my personal information?	•	open an account or deposit money
	•	direct us to buy securities or direct us to sell your securities
	•	seek advice about your investments
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies
Federal law gives you the right to limit only:
Why can’t I limit all sharing?
	•	sharing for affiliates’ everyday business purposes
information about your creditworthiness.
	•	affiliates from using your information to market to you.
	•	sharing for non-affiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.

	•	Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.

	•	Mutual Fund Series Trust does not share with non-affiliates
so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

	•	Mutual Fund Series Trust does not jointly market.

Mutual Fund Series Trust
17605 Wright Street
Omaha, NE 68130

MANAGER
AlphaCentric Advisors, LLC
36 North New York Avenue, 2nd Floor
Huntington, NY 11743

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright Street
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Audit Services, Ltd
1350 Euclid Ave.
Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
Huntington National Bank
41 South High Street
Columbus, OH 43215

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holder. None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi__________
President,
Date: December 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi___________
President
Date: December 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: December 10, 2015